Share Based Compensation	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share Based Compensation

16. Share Based Compensation

Restricted Share Unit Plan

During 2008, the BOD approved the adoption of a Restricted Share Unit Plan (“RSU”) Plan for employees. Restricted Share Units (“RSUs”) may be granted to employees of Nobilis at the sole discretion of the Board of Directors (“BOD”).

Subject to the BOD’s ability to accelerate the vesting of the RSUs if it determines circumstances so warrant, each RSU will generally vest in full on the third anniversary of the date of grant; provided that if there is a change of control of the Company prior to the vesting date of the RSUs and a participant is terminated (or resigns for good reason) within six months following such change of control, a pro rata portion of their unvested RSUs will vest up to the date of the change of control.

Upon vesting of his or her RSUs, a participant will be entitled to receive on the vesting date, at the discretion of the BOD either: (a) a lump sum cash payment equal to the number of RSUs multiplied by an average closing price of the common shares on the Toronto Stock Exchange on the redemption date, net of any applicable deductions and withholdings; or (b) that number of common shares equal to the number of RSUs credited to the participant’s RSU account, such common shares to be issued from treasury of the Company. The participant is to receive the benefit on, or as soon as practicable after, the vesting date, but in no event later than 90 days after the vesting date. Unlike share options, RSUs do not require the payment of any monetary consideration to the Company.

Whenever cash dividends are paid on the Company’s common shares, dividend equivalents in the form of additional RSUs will be credited to each Participant and will become part of his or her award under the RSU Plan. The RSUs representing dividend equivalents will vest and be paid at the same time and in the same manner as the RSUs to which the dividend equivalents pertain.

In the event of a Participant’s termination of employment, voluntary or by cause, with the Company prior to any vesting date, the Participant’s rights to any unvested RSUs will be immediately and irrevocably forfeited.

If the Participant’s employment with the Company terminates on account of death or disability or is terminated by the Company without cause prior to any vesting date, the Participant will become vested in a prorated portion of his or her unvested RSUs, based on the number of months that have elapsed in the then current vesting period as of the date of termination.

Share Option Plan

In April 2012, the BOD approved the adoption of a Share Option Plan for insiders, employees, and service providers. In May 2012, the Company’s shareholders approved the Share Option Plan, and in July 2012, the Toronto Stock Exchange approved the Share Option Plan. Share Options may be granted at the sole discretion of the BOD. The exercise price of an Option is determined by the BOD at the time of grant and shall not be less than the current market price. The term of each Option is determined by the BOD and shall not exceed 10 years.

If an Optionee shall cease to be a Participant for cause, no Option held by such Optionee shall be exercisable following the date on which such Optionee ceases to be a Participant. If an Optionee ceases to be a Participant for any reason other than for cause, any Option held by such Optionee at such time shall remain exercisable in full at any time, and in part from time to time, for a period of 90 days after the date on which the Optionee ceases to be a Participant.

If the Participant’s employment with the Company terminates on account of death, any option held by such Participant at the date of death shall be exercisable in whole or in part only by the person or persons to whom the rights of the Participant’s Options by will or laws of descent.

The maximum number of RSUs and share options that may be issued under the combined plans is equal to 20.0% of the Company’s issued and outstanding common shares.

The maximum number of RSUs and share options that may be issued under the combined plans is equal to 20.0% of the Company’s issued and outstanding common shares. The Company granted a total of 3,068,218 stock options during the year ended December 31, 2014. Of the granted options, 1.9 million of those vest ratably over a one to three year period while the remaining 1.2 million options vest within one month of issuance.

The following table summarizes stock option activity for the nine months ended December 31, 2014.

	Shares Underlying Options	Weighted- Average Exercise Price	Weighted-Average Remaining Life (years)
Outstanding at January 1, 2013	150,000	$0.21	0.1
Granted	1,275,000	$0.35	9.6
Exercised	(575,000)	$0.31	—
Forfeited	(150,000)	$0.21	—

Outstanding at December 31, 2013	700,000	$0.39	9.6

Exercisable at December 31, 2013	700,000	$0.39	9.6
Outstanding at January 1, 2014	700,000	$0.39	9.8
Granted	3,068,218	$1.47	9.9
Exercised	(600,000)	$0.30	—
Forfeited	(50,000)	$1.31	—

Outstanding at December 31, 2014	3,118,218	$1.45	9.8

Exercisable at December 31, 2014	220,000	$1.16	9.6

The total intrinsic value of stock options exercised was $0.6 million and nominal for the year ended December 31, 2014 and 2013, respectively. The total intrinsic value for all in-the-money vested outstanding stock options was $0.4 million and $0.5 million during the year ended December 31, 2014 and 2013, respectively.

The Company recorded compensation expense relative to stock options of $1.1 million and $0.3 million for the year ended December 31, 2014 and 2013, respectively.

The fair values of stock options used in recording compensation expense are computed using the Black-Scholes option pricing model. The table below shows the assumptions used in the model for options awarded during the year ended December 31, 2014.

	Year ended December 31, 2014	Year ended December 31, 2013
Expected price volatility	119% - 123%	124% - 125%
Risk free interest rate	.01% - .05%	.02% - .04%
Expected annual dividend yield	0%	0%
Expected option term (years)	10	0.1 and 10
Expected forfeiture rate	0%	0%
Grant date fair value per share	$0.97 - $1.64	$0.29 - $0.89

For stock options, the Company recognizes share-based compensation net of estimated forfeitures and revises the estimates in the subsequent periods if actual forfeitures differ from the estimates. Forfeiture rates are estimated based on historical experience as well as expected future behavior. As of December 31, 2014, the Company utilized a forfeiture rate of 0.0% based on a minimal number of stock option issuances, only two historical forfeitures and little to no anticipated turnover rate in those positions awarded with stock based compensation.